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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  6/30/00

Check here if Amendment [ X ];  Amendment Number:  1

This Amendment (Check only one):              [   ] is a restatement
                                              [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Boston Partners Asset Management, L.P.
Address:      28 State Street, 20th Floor
              Boston, MA  02109

Form 13F File Number:  28- 5082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        William J. Kelly
Title:       Treasurer
Phone:       (617) 832-8200

Signature, Place, and Date of Signing:

/s/ William J. Kelly                     Boston, MA         December 12, 2001
---------------------------------       -------------       -----------------
[Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F Summary Page


                                 REPORT SUMMARY:




Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:  $  141,939
                                          ---------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


             No.           Form 13F File Number                   Name
             ---           --------------------                   ----

             NONE


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
                                                  VALUE    SHRS OR    SH/    PUT/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT    PRN    CALL    DSCRETN    MNGRS    SOLE      SHARED    NONE

CONOCO INC              COM          208251405    15975     650400    SH               SOLE              590300     41300     18800